Note 9 - Other disclosures (Tables)	6 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of related party [text block]

	Six months ended	Six months ended
	June 30, 2022	June 30, 2021
	kEUR	kEUR
Short-term employee benefits	575	370
Share-based payments	929	1,165
Total compensation	1,504	1,535

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]

June 30, 2022
Number of RSU share options	168,337
Weighted average fair value at measurement date (EUR)	6.82
Expense of the period (kEUR)	490
Increase in equity (kEUR)	490

Disclosure of transactions between related parties [text block]

	June 30, 2022	December 31, 2021
	kEUR	kEUR
Loans from key management personnel (subordinated crowdfunding loan II)	2	2
Loans from other related parties	—	—
	2	2
Advance payments received from key management personnel*	47	47
Total	49	49
*	for which 10 Sono points have been granted